Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
C000088935 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		3.63%	0.57%	1.00%
C000088935 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Account Value		$ 11,045	$ 11,045	$ 11,045	$ 10,205	$ 9,939	$ 11,078	$ 11,263	$ 10,281	$ 9,354	$ 9,760	$ 9,155	$ 8,873	$ 9,575
Average Annual Return, Percent		8.23%	1.44%	1.44%
C000088936 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[1]	3.45%	0.35%	0.70%
C000088936 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Account Value		$ 10,724	$ 10,724	$ 10,724	9,980	9,780	10,993	11,263	10,354	9,498	9,976	9,426	9,214	10,000
Average Annual Return, Percent		7.45%	0.70%	0.70%
C000088937 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[2]	6.45%	0.70%	0.69%
C000088937 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Account Value		$ 10,712	$ 10,712	$ 10,712	9,969	9,782	10,981	11,251	10,343	9,487	9,965	9,415	9,204	10,000
Average Annual Return, Percent		7.45%	0.70%	0.69%
C000088938 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Account Value		$ 11,837	$ 11,837	$ 11,837	10,908	10,596	11,776	11,956	10,883	9,886	10,280	9,606	9,297	10,000
Average Annual Return, Percent		8.52%	1.69%	1.70%
C000088939 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Account Value		$ 10,711	$ 10,711	$ 10,711	9,980	9,780	10,993	11,263	10,365	9,498	9,987	9,426	9,214	10,000
Average Annual Return, Percent		7.32%	0.66%	0.69%
C000088940 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Account Value		$ 11,261	$ 11,261	$ 11,261	10,429	10,169	11,372	11,592	10,604	9,668	10,116	9,510	9,250	10,000
Average Annual Return, Percent		7.98%	1.21%	1.19%
C000088941 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Account Value		$ 11,531	$ 11,531	$ 11,531	10,665	10,387	11,572	11,767	10,749	9,776	10,203	9,558	9,273	10,000
Average Annual Return, Percent		8.12%	1.42%	1.43%
C000088942 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Account Value		$ 11,836	$ 11,836	$ 11,836	10,920	10,595	11,775	11,943	10,882	9,874	10,280	9,617	9,297	10,000
Average Annual Return, Percent		8.38%	1.69%	1.70%
C000120923 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Account Value		$ 11,963	$ 11,963	$ 11,963	11,028	10,690	11,871	12,031	10,953	9,927	10,323	9,645	9,311	10,000
Average Annual Return, Percent		8.47%	1.78%	1.81%
Bloomberg Global Aggregate Index USD Hedged [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index (USD Hedged)
Account Value		$ 12,359	$ 12,359	$ 12,359	$ 11,494	$ 11,202	$ 12,520	$ 12,606	$ 12,001	$ 10,909	$ 10,851	$ 10,526	$ 10,182	$ 10,000
Average Annual Return, Percent	[3]	7.53%	0.59%	2.14%

[1]	Assuming redemption at the end of the applicable period.
[2]	Assuming redemption at the end of the applicable period.
[3]	Source: FactSet Research Systems Inc.